UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08025

                            Global Income Fund, Inc.

               (Exact name of registrant as specified in charter)

        11 Hanover Square, 12th Floor
                 New York, NY                                    10005
     (Address of principal executive offices)                  (Zip code)

                          Thomas B. Winmill, President
                            Global Income Fund, Inc.
                          11 Hanover Square, 12th Floor
                               New York, NY 10005

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-344-6310

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

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Item 1. Schedule of Investments

                            GLOBAL INCOME FUND, INC.
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2007
                                   (UNAUDITED)
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PRINCIPAL AMOUNT (1)                                                                                     MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                   DEBT SECURITIES (91.83%)
                   AUSTRALIA (10.58%)
1,500,000   AUD    Commonwealth Bank of Australia, 6.75% Senior Government Guaranteed Notes, due 12/01/07  $ 1,213,385
1,000,000          National Australia Bank, 8.60% Subordinated Notes, due 5/19/10                            1,101,652
  300,000          Principal Financial Group, 144A, 8.20% Senior Notes, due 8/15/09 (2)                        320,836
  500,000   AUD    Telstra Corp. Ltd., 6.25% Senior Notes due 4/15/15                                          384,713
  500,000   AUD    Telstra Corp. Ltd., 7.25% Senior Notes due 11/15/12                                         409,518
                                                                                                        ---------------
                                                                                                             3,430,104

                   AUSTRIA (4.27%)
1,000,000   EUR    Republic of Austria, 5.25% Euro Medium Term Notes, due 1/04/11                            1,386,124

                   CANADA (10.39%)
1,300,000   AUD    Government of Quebec, 6.00% Senior Unsubordinated Notes, due 2/18/09                      1,037,453
1,000,000   CAD    HSBC Financial Corp. Ltd., 4.00% Medium Term Notes, due 5/03/10                             858,273
  500,000   CAD    Molson Coors Capital Finance, 5.00% Guaranteed Notes, due 9/22/15                           430,550
1,350,000   AUD    Province of Ontario, 5.50% Euro Medium Term Notes, due 7/13/12                            1,043,298
                                                                                                        ---------------
                                                                                                             3,369,574

                   CYPRUS (2.06%)
  500,000   EUR    Republic of Cyprus, 4.375% Euro Medium Term Notes,  due 7/15/14                             669,461

                   FRANCE (8.28%)
1,000,000   EUR    Elf Aquitaine, 4.50% Senior Unsubordinated Notes, due  3/23/09                            1,338,986
1,000,000   EUR    Societe Nationale des Chemins de Fer Francais, 4.625% Euro Medium                         1,345,608
                   Term Notes, due 10/25/09                                                             ---------------
                                                                                                             2,684,594

                   GERMANY (5.97%)
  500,000   GBP    Dresdner Bank Aktiengesellschaft, 7.75% Subordinated Bonds, due 12/07/07                    989,871
  500,000   GBP    RWE Finance B.V., 4.625% Notes, due 8/17/10                                                 946,980
                                                                                                        ---------------
                                                                                                             1,936,851

                   HUNGARY (2.03%)
  500,000   EUR    Republic of Hungary, 4.00% Bonds, due 9/27/10                                               659,794

                   JAPAN (4.10%)
1,000,000   EUR    Toyota Motor Credit Corp., 4.125% Euro Medium Term Notes, due 1/15/08                     1,331,207

                   KOREA (1.59%)
  500,000          Korea Development Bank, 5.75% Notes, due 9/10/13                                            514,330

                   MEXICO (3.12%)
1,000,000          United Mexican States, 5.625% Notes, due 1/15/17                                          1,010,500

                   NETHERLANDS (18.56%)
1,000,000   EUR    Aegon N.V., 4.625% Euro Medium Term Notes, due 4/16/08                                    1,336,805
  500,000   EUR    Heineken N.V., 4.375% Notes, due 2/04/10                                                    667,588
1,000,000   EUR    ING Bank N.V., 5.50% Euro Medium Term Notes, due 1/04/12                                  1,397,061
1,000,000   EUR    Nederlandse Waterschapsbank, 4.00% Notes, due 2/11/09                                     1,327,895
1,000,000   EUR    Rabobank Nederland, 3.125% Senior Notes, due 7/19/10                                      1,290,118
                                                                                                        ---------------
                                                                                                             6,019,467

                   SWEDEN (4.17%)
1,000,000   EUR    Kingdom of Sweden, 5.00% Eurobonds, due 1/28/09                                           1,353,235

                   UNITED KINGDOM (11.52%)
1,000,000          National Westminster Bank, 7.375% Subordinated Notes, due 10/01/09                        1,050,445
1,000,000   EUR    Tesco PLC, 4.75% Euro Medium Term Notes, due 4/13/10                                      1,348,718
1,000,000   EUR    Vodafone Group Plc, 4.625% Euro Medium Term Notes, due 1/31/08                            1,335,474
                                                                                                        ---------------
                                                                                                             3,734,637

                   UNITED STATES (1.49%)
  500,000          CIT RV Trust 1998-A B , 6.29% Subordinated Bonds, due 1/15/17                               476,025

                   SUPRANATIONAL/OTHER (3.70%)
1,200,000          The International Bank for Reconstruction & Development, 5.05% Notes, due 5/29/08         1,201,200
                                                                                                        ---------------

                      Total Debt Securities (cost: $29,056,056)                                             29,777,103
                                                                                                        ---------------

SHARES
------------------
                   PREFERRED STOCKS (2.25%)
                   UNITED STATES (2.25%)
    4,000          BAC Capital Trust II, 7.00%                                                                 101,280
   25,000          Corporate-Backed Trust Certificates, 8.20% (Motorola)                                       628,500
                                                                                                        ---------------

                      Total Preferred Stocks (cost:  $725,000)                                                 729,780

Principal Amount(1) SHORT-TERM INVESTMENTS (4.22%)
------------------
                    INVESTMENT COMPANIES (4.22%)
1,366,470           Midas Dollar Reserves, Inc. (3) (cost: $1,366,470)                                       1,366,470
                                                                                                        ---------------

                    Total Investments (cost: $31,147,526) (98.30%)                                          31,873,353

                    Other assets less liabilities (1.70%)                                                      552,029
                                                                                                        ---------------

                    Net Assets (100.00%)                                                                  $ 32,425,382
                                                                                                        ===============

                    Currency Abbreviation
                    ---------------------

                    AUD - Australian Dollar
                    CAD - Canadian Dollar
                    EUR - Euro
                    GBP - British Pound

                    (1) The principal amount is stated in U.S. dollars unless
                       otherwise indicated.
                    (2) This security is exempt from registration pursuant to
                       Rule 144A under the Securities Act of 1933, as amended, or otherwise restricted. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security was acquired on September 16, 2003 at a cost of C$358,530. At March 31, 2007, this security is considered liquid and the market value amounted to 0.99% of net assets.
                    (3) Investment in affiliated money market fund.
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NOTE TO SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED):

SECURITY VALUATION
Securities traded primarily on the NASDAQ Stock Market ("NASDAQ") are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Such securities that are not traded on a particular day, securities traded in the over-the-counter market that are not on NASDAQ, and foreign securities are valued at the mean between the current bid and asked prices. Certain of the securities in which the Fund invests are priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities. Bonds may be valued according to prices quoted by a dealer in bonds that offers pricing services. If market quotations are not available or deemed reliable, then such securities are valued as determined in good faith under the direction of and pursuant to procedures established by the Fund's Board of Directors. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts.

SECURITY TRANSACTIONS
The cost of investments for federal income tax purposes is $31,147,526 and net unrealized appreciation is $725,827, comprised of aggregate gross unrealized appreciation and depreciation of $915,401 and $189,574, respectively.

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Item 2. Controls and Procedures

(a) The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GLOBAL INCOME FUND, INC.

By:/s/ Thomas B. Winmill
   ----------------------
   Thomas B. Winmill, President

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ Thomas B. Winmill
   ----------------------
   Thomas B. Winmill, President

Date: May 30, 2007

By:/s/ Thomas O'Malley
   ----------------------------------------
   Thomas O'Malley, Chief Financial Officer

Date: May 30, 2007

                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

                                       5
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EX-99 .CERT

CERTIFICATIONS

I, Thomas B. Winmill, certify that:

1.   I have reviewed this report on Form N-Q of Global Income Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: May 30, 2007              /s/ Thomas B. Winmill
                                ----------------------------
                                Thomas B. Winmill, President

                                       6
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I, Thomas O'Malley, certify that:

1.   I have reviewed this report on Form N-Q of Global Income Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: May 30, 2007              /s/ Thomas O'Malley
                                ----------------------------------------
                                Thomas O'Malley, Chief Financial Officer

                                       7
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